4. PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

	June 30, 2015	June 30, 2014
Machinery and facility	$300,650	$289,664
Office equipment	373,554	356,932
Molds	775,499	714,356
Vehicle	–	9,843
Construction-in progress	2,130	37,466
	1,451,853	1,408,261
Less accumulated depreciation	(1,137,361)	(909,796)
Total	$314,492	$498,465

Depreciation expense associated with property and equipment was $237,005 and $260,654 for the fiscal years ended June 30, 2015 and 2014, respectively.